Segment Information Operations (Table) (Details) - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Aug. 29, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenue		$ 211,652	$ 190,524	$ 223,676
Management fees		(67,310)	(59,209)	(56,504)
Interest expense and finance cost, net		(38,225)	(31,247)	(31,720)
Depreciation and amortization		(72,760)	(92,370)	(75,933)
Net income/ (loss)		(14,851)	(52,549)	41,805
Total assets		1,305,302	1,268,580
Capital expenditures		(276,904)	(15,341)
Investment in affiliates		52,122	1,257
Cash and cash equivalents		24,047	17,360	$ 26,750	$ 99,495
Restricted cash		5,886	7,728
Long-term debt (including current and non-current portion), net		493,463	523,776
Navios Partners Operations
Segment Reporting Information [Line Items]
Revenue		199,297	190,524
Management fees		(62,595)	(59,209)
Interest expense and finance cost, net		(37,647)	(31,247)
Depreciation and amortization		(67,885)	(92,370)
Net income/ (loss)		(15,089)	(52,549)
Total assets		1,305,302	1,268,580
Capital expenditures		(217,019)	(15,341)
Investment in affiliates		52,122	1,257
Cash and cash equivalents		24,047	17,360
Restricted cash		5,886	7,728
Long-term debt (including current and non-current portion), net		493,463	523,776
Navios Containers Operations
Segment Reporting Information [Line Items]
Revenue	$ 12,355		0
Management fees	(4,715)		0
Interest expense and finance cost, net	(767)		0
Depreciation and amortization	(4,875)		0
Net income/ (loss)	593		0
Total assets	0		0
Capital expenditures	(59,885)		0
Investment in affiliates	0		0
Cash and cash equivalents	0		0
Restricted cash	0		0
Long-term debt (including current and non-current portion), net	$ 0		$ 0
Eliminations
Segment Reporting Information [Line Items]
Revenue		0
Management fees		0
Interest expense and finance cost, net		189
Depreciation and amortization		0
Net income/ (loss)		(355)
Total assets		0
Capital expenditures		0
Investment in affiliates		0
Cash and cash equivalents		0
Restricted cash		0
Long-term debt (including current and non-current portion), net		$ 0